Income Tax - Loss carry forward (Details) ¥ in Thousands	Dec. 31, 2017 CNY (¥)
Hong Kong
Operating loss carryforwards
Net operating loss carry forwards	¥ 26,189
Malaysia
Operating loss carryforwards
Net operating loss carry forwards	1,900
Italian
Operating loss carryforwards
Net operating loss carry forwards	1,561
PRC
Operating loss carryforwards
Net operating loss carry forwards	¥ 160,653